SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2020
Furniture and fixtures [Member]
Significant Accounting Policies [Line Items]
Method of depreciation	Straight-line
Useful lives or depreciation rates, property, plant and equipment	5 years
Computer hardware [Member]
Significant Accounting Policies [Line Items]
Method of depreciation	Straight-line
Useful lives or depreciation rates, property, plant and equipment	3 years
Computer software [Member]
Significant Accounting Policies [Line Items]
Method of depreciation	Straight-line
Useful lives or depreciation rates, property, plant and equipment	3 years
Leasehold improvements [Member]
Significant Accounting Policies [Line Items]
Method of depreciation	Straight-line over shorter of useful life or the lease term